Information on geographical areas (Tables)	12 Months Ended
Dec. 31, 2020
Information on geographical areas [abstract]
Summary of additional information by country
Additional information by country
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total Income			Total assets			Result before tax			Taxation			Tax paid
				2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	15,201	14,415	13,600	5,100	5,198	6,130	283,664	267,368	259,387	612	1,397	1,973	285	437	738	588	684	528
Belgium	Belgium	ING België N.V.	Wholesale / Retail	7,397	7,694	8,248	2,637	2,277	2,838	133,269	121,813	120,287	212	291	898	75	142	285	66	258	71
	Luxemburg	ING Luxembourg S.A.	Wholesale / Retail	855	841	791	279	292	315	15,290	16,608	13,310	100	123	199	25	29	50	24	17	23
Rest of Europe	Poland	ING Bank Slaski S.A	Wholesale / Retail	9,425	8,968	8,829	1,399	1,344	1,229	40,928	37,220	33,040	438	533	525	131	141	128	232	166	169
	Germany	ING DiBa A.G.	Wholesale / Retail	5,059	4,639	4,625	2,376	2,141	2,315	162,539	147,642	144,861	896	1,032	1,203	310	355	397	409	460	368
	Romania	Branch of ING Bank N.V.	Wholesale / Retail	3,049	2,575	2,269	456	457	403	8,526	7,424	7,112	141	221	183	20	34	25	24	34	22
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,228	1,233	1,201	679	706	600	29,899	26,118	23,757	104	249	195	37	72	71	52	90	61
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	1,025	959	911	337	269	231	13,747	15,726	16,991	44	-39	-101	24	4	-24	2	4	3
	UK	Branch of ING Bank N.V.	Wholesale	709	692	672	546	594	505	64,676	61,088	64,016	97	214	180	15	52	44	32	40	61
	France[1]	Branch of ING Bank N.V.	Wholesale / Retail	737	659	620	239	308	323	11,555	12,058	12,063	-71	70	111	-17	35	45	9	48	25
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	297	293	277	51	93	82	1,035	1,499	1,449	3	68	25	0	22	3	-3	49	13
	Czech Republic	Branch of ING Bank N.V.	Wholesale / Retail	355	339	306	146	88	106	3,848	4,494	6,278	59	10	39	12	2	10	4	5	6
	Hungary	Branch of ING Bank N.V.	Wholesale	131	138	141	43	24	40	1,092	1,299	1,227	6	-7	5	2	2	3	1	2	2
	Slovakia	Branch of ING Bank N.V.	Wholesale	878	703	571	18	14	14	385	587	487	7	2	0	3	0	1	1	-1	1
	Ukraine	PJSC ING Bank Ukraine	Wholesale	108	111	109	26	43	36	335	481	368	16	31	22	3	9	3	3	6	4
	Austria	Branch of ING DiBa A.G.	Wholesale / Retail	332	279	235	75	80	85	1,840	1,441	753	0	0	18	-5	1	6	-14	1	-12
	Bulgaria	Branch of ING Bank N.V.	Wholesale	65	68	69	13	12	9	406	358	360	2	2	0	0	0	0	0	0	0
	Ireland	Branch of ING Bank N.V.	Wholesale	50	48	47	72	71	68	2,051	2,575	2,868	66	58	65	8	8	8	8	7	6
	Portugal	Branch of ING Bank N.V.	Wholesale	13	12	11	16	18	18	790	899	905	11	14	13	7	4	4	4	5	2
	Switzerland	Branch of ING Bank N.V.	Wholesale	256	257	244	187	234	257	7,939	8,577	8,266	88	126	169	13	-36	35	14	22	6

1 Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.3 million (2019: EUR 0.3 million; 2018: EUR 0.5 million).

Additional information by country (continued)
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total Income			Total assets			Result before tax			Taxation			Tax paid
				2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
North America	Canada	Payvision Canada Services Ltd.	Wholesale	1	1	1	3	3	3	0	1	2	0	0	0	0	0	0	0	0	0
	USA	ING Financial Holdings Corp.	Wholesale	600	626	617	720	813	736	48,205	45,521	61,440	39	366	343	16	118	61	38	130	67
Latin America	Brazil	Branch of ING Bank N.V.	Wholesale	89	89	88	30	43	35	1,813	2,921	1,974	3	27	16	19	6	9	4	7	3
	Colombia	ING Capital Colombia S.A.S.	Wholesale	3	3	3	1	1	1	2	2	2	0	0	0	0	0	0	0	0	0
	Mexico	ING Consulting, S.A. de C.V.	Wholesale	7	8	8	1	1	1	2	2	2	-1	-2	-2	0	0	0	0	0	0
Asia	China	Branch of ING Bank N.V.	Wholesale	90	89	86	26	35	37	1,598	2,031	2,107	-2	7	3	1	-1	7	-5	0	17
	Japan	Branch of ING Bank N.V.	Wholesale	32	33	32	29	31	36	3,104	5,109	2,300	-1	22	19	-1	8	5	2	10	3
	Singapore	Branch of ING Bank N.V.	Wholesale	608	592	546	353	349	340	24,498	27,982	32,222	42	76	176	8	13	21	7	22	12
	Macau	Payvision Macau Ltd.	Wholesale	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Hong Kong	Branch of ING Bank N.V.	Wholesale	122	128	122	92	96	110	7,030	7,350	6,975	-9	38	52	-1	7	8	15	2	12
	Philippines	Branch of ING Bank N.V.	Wholesale/ Retail	1,857	1,420	878	13	25	17	497	412	395	-26	-11	0	6	-5	3	2	2	1
	South Korea	Branch of ING Bank N.V.	Wholesale	77	79	80	66	60	55	6,692	5,457	4,299	18	25	14	4	7	3	10	3	6
	Taiwan	Branch of ING Bank N.V.	Wholesale	34	34	33	36	26	23	3,160	2,873	2,839	19	10	7	4	0	0	1	3	-2
	Indonesia	PT ING Securities Indonesia	In liquidation	0	0	3	0	0	0	5	6	6	0	0	0	0	0	0	0	0	0
	Malaysia	Branch of ING Bank N.V.	Wholesale	6	5	5	1	1	1	141	166	139	-1	0	0	0	0	0	0	0	0
	India	Branch of ING Bank N.V.	Wholesale	0	0	0	0	0	0	0	0	1	0	0	0	0	0	0	0	0	0
	Turkey	ING Bank A.S.	Wholesale / Retail	3,724	4,074	4,709	420	677	678	7,316	9,927	11,521	125	304	245	27	66	50	25	92	11
	United Arabic Emirates	Branch of ING Bank N.V.	Wholesale	10	11	11	0	-1	0	1	0	0	-2	-2	-1	0	0	0	0	0	0
Australia	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	1,472	1,319	1,234	740	701	647	46,014	43,482	39,673	362	400	389	40	121	118	181	177	113
Other	Mauritius	ING Mauritius Ltd.	In liquidation	0	0	0	0	0	1	0	1	920	0	0	1	0	0	0	0	0	0
Total				55,901	53,431	52,233	17,227	17,125	18,324	933,891	888,520	884,603	3,399	5,653	6,986	1,070	1,652	2,116	1,734	2,345	1,602